UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4244

SOUND SHORE FUND, INC.

3435 Stelzer Road

Columbus, OH 43219

(800) 754-8758

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2009

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (Unaudited)

	Share Amount	Market Value
Common Stock (96.2%)
Consumer Discretionary (7.7%)
Comcast Corp., Class A	3,681,800	$62,185,602
Time Warner, Inc.	1,569,100	45,158,698
Washington Post Co., Class B	109,615	51,308,589

		158,652,889

Consumer Staples (8.5%)
Kimberly-Clark Corp.	660,000	38,926,800
The Coca-Cola Co.	753,600	40,468,320
Unilever NV NY	1,431,500	41,313,090
Wal-Mart Stores, Inc.	1,134,900	55,712,241

		176,420,451

Diversified Financials (11.4%)
Citigroup, Inc.	9,163,800	44,352,792
Credit Suisse Group AG ADR	814,600	45,332,490
Invesco, Ltd.	2,298,300	52,309,308
Morgan Stanley	1,660,300	51,270,064
The Charles Schwab Corp.	2,208,400	42,290,860

		235,555,514

Energy (15.6%)
Baker Hughes, Inc.	722,800	30,834,648
ConocoPhillips	1,406,800	63,531,088
Devon Energy Corp.	838,800	56,476,404
El Paso Corp.	3,917,700	40,430,664
Hess Corp.	1,154,900	61,740,954
Schlumberger, Ltd.	768,600	45,808,560
Valero Energy Corp.	1,236,300	23,971,857

		322,794,175

Health Care (8.8%)
Aetna, Inc.	897,600	24,980,208
Baxter International, Inc.	791,800	45,140,518
Boston Scientific Corp.†	3,735,100	39,554,709
Cardinal Health, Inc.	1,305,000	34,974,000
UnitedHealth Group, Inc.	1,500,600	37,575,024

		182,224,459

Industrials (1.7%)
Southwest Airlines Co.	3,675,800	35,287,680

Insurance (9.9%)
AON Corp.	734,000	29,866,460
Berkshire Hathaway, Inc., Class A†	398	40,198,000
Chubb Corp.	1,027,800	51,811,398
Marsh & McLennan Cos., Inc.	2,565,200	63,437,396
The Progressive Corp.†	1,231,400	20,416,612

		205,729,866

Materials (1.7%)
Newmont Mining Corp.	783,300	34,480,866

Pharmaceuticals (10.6%)
Abbott Laboratories	1,313,700	64,988,739
Genzyme Corp.†	718,000	40,732,140
Novartis AG ADR	1,058,500	53,327,230
Pfizer, Inc.	3,671,500	60,763,325

		219,811,434

Technology (13.9%)
Flextronics International, Ltd.†	6,467,600	48,248,296
Intuit, Inc.†	1,650,700	47,044,950
Microsoft Corp.	2,057,400	53,266,086
Symantec Corp.†	3,454,100	56,889,027
Texas Instruments, Inc.	1,782,100	42,217,949

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2009 (Unaudited)

	Share/Principal Amount	Market Value
Technology (Continued)
Visa, Inc., Class A	574,200	$39,682,962

		287,349,270

Utilities (6.4%)
AES Corp.†	2,802,800	41,537,496
EQT Corp.	992,800	42,293,280
Exelon Corp.	1,003,400	49,788,708

		133,619,484

Total Common Stock (cost $1,764,893,728)		$1,991,926,088

Short -Term Investments (4.7%)
Money Market Fund (3.8%)
Western Asset/Citi Institutional U.S. Treasury Reserves, 0.07% (a)	78,113,850	78,113,850

Total Money Market Fund (cost $78,113,850)		$78,113,850

U.S. Treasury Obligations (0.9%)
U.S. Treasury Bill, 0.16% (a), 10/22/2009	$20,000,000	19,999,680

Total U.S. Treasury Obligations (cost $19,998,133)		$19,999,680

Total Short -Term Investments (cost $98,111,983)		$98,113,530

Total Investments (100.9%) (cost $ 1,863,005,711) *		$2,090,039,618

Other Assets less Liabilities (-0.9%)		(19,397,426)

Net Assets (100.0%)		$2,070,642,192

(a)	Represents current yield as of 9/30/09.
†	Non-income producing security.

ADR — American Depositary Receipt

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$263,416,823
Gross Unrealized Depreciation	(36,382,916)

Net Unrealized Appreciation	$227,033,907

See Notes to Schedule of Investments.

Notes to the Schedule of Investments

September 30, 2009 (unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards CodificationTM (“ASC” or the “Codification”) 105, “Generally Accepted Accounting Principles”, which establishes the Codification as the sole source of authoritative generally accepted accounting principles. Pursuant to the provisions of FASB ASC 105, the Fund has updated references to generally accepted accounting principles in these Notes to the Schedule of Investments.

The following represent significant accounting policies of the Fund:

a) Security Valuation

Exchange traded securities (including those traded on the National Association of Securities Dealers’ Automated Quotation system) not subject to restrictions against resale are valued at the last sale price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other investment companies are valued at net asset value. Money market instruments that mature in sixty days or less may be valued at amortized cost.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund’s investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, pursuant to procedures adopted by the Fund’s Board of Directors. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

ASC Topic 820, “Fair Value Measurements and Disclosures” (formerly “FAS 157”) requires the disclosure of valuation inputs by major category of investment type, such as equity securities and U.S. Government obligations. Additionally, equity securities are required to be segregated by industry type, company size or investment objective.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Valuation Inputs	Common Stock	Short-Term Investments	Total Investments in Securities
Level 1	1,991,926,088	78,113,850	$2,070,039,938
Level 2	—	19,999,680	19,999,680
Level 3	—	—	—

Total Investments	1,991,926,088	98,113,530	$2,090,039,618

At September 30, 2009, short-term U.S. Treasury obligations were included in Level 2 and all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through November 11, 2009, the date the report was available to be issued.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 11, 2009

By (Signature and Title)	/s/ CHARLES S. TODD
Charles S. Todd, Treasurer

Date: November 11, 2009